UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00134

ALLIANCEBERNSTEIN BALANCED SHARES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2010

Date of reporting period: February 28, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Balanced Shares Fund

Portfolio of Investments

February 28, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 65.2%
Financials - 11.6%
Capital Markets - 4.0%
BlackRock, Inc.-Class A	21,000	$4,594,800
Franklin Resources, Inc.	44,500	4,526,540
The Goldman Sachs Group, Inc.	52,000	8,130,200
Morgan Stanley	93,000	2,620,740
SEI Investments Co.	188,200	3,316,084
State Street Corp.	127,600	5,730,516

		28,918,880

Commercial Banks - 0.2%
Wells Fargo & Co.	62,600	1,711,484

Diversified Financial Services - 2.4%
Bank of America Corp.	296,200	4,934,692
IntercontinentalExchange, Inc. (a)	28,100	3,014,849
JPMorgan Chase & Co.	226,700	9,514,599

		17,464,140

Insurance - 5.0%
ACE Ltd.	70,150	3,506,799
Arch Capital Group Ltd. (a)	59,300	4,387,014
Axis Capital Holdings Ltd.	428,200	13,466,890
Loews Corp.	83,400	3,040,764
RenaissanceRe Holdings Ltd.	36,300	2,009,568
Transatlantic Holdings, Inc.	58,000	2,882,600
The Travelers Co., Inc.	137,800	7,246,902

		36,540,537

		84,635,041

Health Care - 11.1%
Biotechnology - 2.5%
Amgen, Inc. (a)	326,700	18,494,487

Health Care Providers & Services - 3.8%
AmerisourceBergen Corp.-Class A	81,780	2,293,111
Cardinal Health, Inc.	148,800	5,054,736
Medco Health Solutions, Inc. (a)	124,835	7,894,565
Quest Diagnostics, Inc.	66,990	3,801,683
UnitedHealth Group, Inc.	258,900	8,766,354

		27,810,449

Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc. (a)	82,500	4,023,525

Pharmaceuticals - 4.2%
Abbott Laboratories	34,200	1,856,376
Eli Lilly & Co.	127,900	4,392,086

Endo Pharmaceuticals Holdings, Inc. (a)	90,990	2,070,023
Forest Laboratories, Inc. (a)	230,850	6,897,798
Merck & Co., Inc.	173,680	6,405,318
Pfizer, Inc.	487,900	8,562,645

		30,184,246

		80,512,707

Energy - 10.2%
Energy Equipment & Services - 2.0%
Cameron International Corp. (a)	42,025	1,728,488
Helmerich & Payne, Inc.	108,400	4,392,368
Noble Corp. (a)	95,120	4,019,771
Patterson-UTI Energy, Inc.	297,300	4,590,312

		14,730,939

Oil, Gas & Consumable Fuels - 8.2%
BP PLC (Sponsored ADR)	135,900	7,231,239
Chevron Corp.	255,430	18,467,589
Exxon Mobil Corp.	360,860	23,455,900
Occidental Petroleum Corp.	54,165	4,325,075
Total SA (Sponsored ADR)	111,445	6,203,029

		59,682,832

		74,413,771

Information Technology - 9.5%
Communications Equipment - 0.6%
Cisco Systems, Inc. (a)	185,200	4,505,916

Computers & Peripherals - 1.6%
Dell, Inc. (a)	138,500	1,832,355
EMC Corp. (a)	426,600	7,461,234
Teradata Corp. (a)	64,400	1,963,556

		11,257,145

Electronic Equipment, Instruments & Components - 0.9%
Arrow Electronics, Inc. (a)	171,400	4,835,194
Avnet, Inc. (a)	67,300	1,858,153

		6,693,347

Internet Software & Services - 0.3%
Ebay, Inc. (a)	84,800	1,952,096

IT Services - 2.6%
Accenture PLC	70,929	2,835,032
Amdocs Ltd. (a)	154,700	4,498,676
Broadridge Financial Solutions, Inc.	82,400	1,733,696
Computer Sciences Corp. (a)	54,300	2,812,197
Hewitt Associates, Inc.-Class A (a)	72,500	2,754,275
SAIC, Inc. (a)	217,300	4,280,810

		18,914,686

Semiconductors & Semiconductor Equipment - 1.4%
KLA-Tencor Corp.	63,400	1,846,842
Texas Instruments, Inc.	345,100	8,413,538

		10,260,380

Software - 2.1%
Microsoft Corp.	159,200	4,562,672
Oracle Corp.	193,000	4,757,450

Sybase, Inc. (a)	95,600	4,243,684
Symantec Corp. (a)	112,300	1,858,565

		15,422,371

		69,005,941

Industrials - 8.5%
Aerospace & Defense - 3.9%
Goodrich Corp.	60,540	3,973,240
ITT Corp.	83,800	4,293,074
L-3 Communications Holdings, Inc.	21,930	2,004,841
Raytheon Co.	235,900	13,267,016
United Technologies Corp.	66,630	4,574,149

		28,112,320

Commercial Services & Supplies - 0.1%
Cintas Corp.	45,600	1,130,424

Construction & Engineering - 1.5%
Foster Wheeler AG (a)	140,800	3,465,088
URS Corp. (a)	164,400	7,644,600

		11,109,688

Electrical Equipment - 1.5%
Emerson Electric Co.	137,600	6,513,984
Hubbell, Inc.-Class B	89,670	4,201,040

		10,715,024

Machinery - 1.5%
Dover Corp.	205,500	9,300,930
Joy Global, Inc.	33,205	1,686,814

		10,987,744

		62,055,200

Consumer Discretionary - 6.2%
Media - 4.4%
Comcast Corp.-Class A	1,039,615	17,091,271
Time Warner, Inc.	261,965	7,607,463
Viacom, Inc.-Class B (a)	249,100	7,385,815

		32,084,549

Multiline Retail - 1.3%
Dollar Tree, Inc. (a)	76,400	4,258,536
Kohl’s Corp. (a)	91,905	4,946,327

		9,204,863

Specialty Retail - 0.5%
Ross Stores, Inc.	77,700	3,800,307

		45,089,719

Consumer Staples - 4.5%
Food Products - 1.6%
Archer-Daniels-Midland Co.	205,800	6,042,288
ConAgra Foods, Inc.	135,315	3,309,805
General Mills, Inc.	35,800	2,577,958

		11,930,051

Household Products - 0.3%
Kimberly-Clark Corp.	30,500	1,852,570

Tobacco - 2.6%
Lorillard, Inc.	74,680	5,454,627
Philip Morris International, Inc.	277,200	13,577,256

		19,031,883

		32,814,504

Telecommunication Services - 2.8%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	288,400	7,155,204
CenturyTel, Inc.	52,535	1,800,375
Qwest Communications International, Inc.	2,562,450	11,684,772

		20,640,351

Materials - 0.6%
Chemicals - 0.6%
CF Industries Holdings, Inc.	18,200	1,933,568
Terra Industries, Inc.	55,800	2,297,286

		4,230,854

Utilities - 0.2%
Multi-Utilities - 0.2%
Public Service Enterprise Group, Inc.	58,300	1,732,676

Total Common Stocks (cost $422,395,319)		475,130,764

	Principal Amount (000)
CORPORATES - INVESTMENT GRADES - 12.5%
Industrial - 6.6%
Basic - 1.0%
Alcoa, Inc.
6.75%, 7/15/18	$265	265,978
ArcelorMittal
6.125%, 6/01/18	325	336,262
ArcelorMittal USA, Inc.
6.50%, 4/15/14	400	435,372
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16	564	661,690
The Dow Chemical Co.
7.375%, 11/01/29	60	65,072
7.60%, 5/15/14	365	416,975
8.55%, 5/15/19	385	465,431
Eastman Chemical
5.50%, 11/15/19	133	136,915
EI Du Pont de Nemours & Co.
5.875%, 1/15/14	354	397,006
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17	650	705,250
Inco Ltd.
7.75%, 5/15/12	734	804,932

International Paper Co.
5.30%, 4/01/15	140	148,580
7.95%, 6/15/18	490	569,306
PPG Industries, Inc.
5.75%, 3/15/13	765	833,916
Rio Tinto Finance USA Ltd.
6.50%, 7/15/18	695	783,590

		7,026,275

Capital Goods - 0.7%
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (b)	61	63,319
John Deere Capital Corp.
5.25%, 10/01/12	605	659,475
Lafarge SA
6.15%, 7/15/11	629	659,496
Owens Corning, Inc.
6.50%, 12/01/16	558	573,616
Republic Services, Inc.
5.25%, 11/15/21 (b)	218	220,397
5.50%, 9/15/19 (b)	328	339,479
Tyco International Finance SA
6.00%, 11/15/13	1,005	1,119,076
8.50%, 1/15/19	280	351,006
United Technologies Corp.
4.875%, 5/01/15	362	397,164
Vulcan Materials Co.
5.60%, 11/30/12	840	894,017

		5,277,045

Communications - Media - 0.8%
BSKYB Finance UK PLC
5.625%, 10/15/15 (b)	480	528,164
CBS Corp.
8.875%, 5/15/19	625	742,244
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	440	588,632
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
4.75%, 10/01/14 (b)	240	250,897
News America Holdings, Inc.
9.25%, 2/01/13	150	177,451
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	290	362,867
RR Donnelley & Sons Co.
5.50%, 5/15/15	680	676,275
Time Warner Cable, Inc.
7.50%, 4/01/14	245	285,854
Time Warner Entertainment Co.
8.375%, 3/15/23	725	885,595

WPP Finance UK
5.875%, 6/15/14	425	450,167
8.00%, 9/15/14	630	726,668

		5,674,814

Communications - Telecommunications - 0.8%
AT&T Corp.
7.30%, 11/15/11 (c)	540	594,615
BellSouth Corp.
5.20%, 9/15/14	860	939,894
British Telecommunications PLC
5.15%, 1/15/13	625	662,137
Embarq Corp.
7.082%, 6/01/16	644	709,905
Qwest Corp.
7.50%, 10/01/14	625	665,625
7.875%, 9/01/11	85	89,887
Telecom Italia Capital SA
6.175%, 6/18/14	545	593,681
Telus Corp.
8.00%, 6/01/11	298	321,759
Verizon Communications, Inc.
4.90%, 9/15/15	380	411,655
5.25%, 4/15/13	465	507,910

		5,497,068

Consumer Cyclical - Automotive - 0.2%
Daimler Finance North America LLC
5.75%, 9/08/11	240	254,326
7.30%, 1/15/12	211	230,353
7.75%, 1/18/11	79	83,583
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (b)	270	280,907
Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (b)	456	461,934
Volvo Treasury AB
5.95%, 4/01/15 (b)	497	510,237

		1,821,340

Consumer Cyclical - Entertainment - 0.2%
Time Warner, Inc.
6.875%, 5/01/12	215	237,217
7.625%, 4/15/31	600	699,071
Viacom, Inc.
5.625%, 9/15/19	535	565,796

		1,502,084

Consumer Non-Cyclical - 1.2%
Altria Group, Inc.
9.70%, 11/10/18	365	459,011
Baxter FinCo BV
4.75%, 10/15/10	400	411,033

Bottling Group LLC
6.95%, 3/15/14	525	612,123
Bunge Ltd. Finance Corp.
5.875%, 5/15/13	415	441,334
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (b)	590	628,987
Campbell Soup Co.
6.75%, 2/15/11	505	535,172
Delhaize Group SA
5.875%, 2/01/14	150	165,382
Diageo Capital PLC
7.375%, 1/15/14	535	630,009
Fisher Scientific International, Inc.
6.125%, 7/01/15	840	873,600
Fortune Brands, Inc.
3.00%, 6/01/12	305	306,341
4.875%, 12/01/13	355	371,376
Kroger Co.
6.80%, 4/01/11	580	614,195
Pepsico, Inc.
4.65%, 2/15/13	570	616,223
Pfizer, Inc.
5.35%, 3/15/15	600	666,968
The Procter & Gamble Co.
4.70%, 2/15/19	590	612,267
Whirlpool Corp.
8.60%, 5/01/14	75	87,338
Wyeth
5.50%, 2/01/14	480	534,056

		8,565,415

Energy - 0.8%
Anadarko Petroleum Corp.
5.95%, 9/15/16	540	590,428
6.45%, 9/15/36	190	199,197
Apache Corp.
5.25%, 4/15/13	330	358,320
Baker Hughes, Inc.
6.50%, 11/15/13	300	346,003
Canadian Natural Resources Ltd.
5.15%, 2/01/13	250	269,133
Hess Corp.
8.125%, 2/15/19	195	238,373
Marathon Oil Corp.
7.50%, 2/15/19	177	206,275
Nabors Industries, Inc.
9.25%, 1/15/19	635	793,657
Noble Energy, Inc.
8.25%, 3/01/19	610	740,351

The Premcor Refining Group, Inc.
7.50%, 6/15/15	614	629,350
Valero Energy Corp.
6.125%, 2/01/20	452	454,957
6.875%, 4/15/12	65	70,906
Weatherford International Ltd.
5.15%, 3/15/13	325	345,757
9.625%, 3/01/19	280	356,732

		5,599,439

Other Industrial - 0.1%
Noble Group Ltd.
6.75%, 1/29/20 (b)	635	643,731

Services - 0.1%
The Western Union Co.
5.93%, 10/01/16	820	907,601

Technology - 0.6%
Cisco Systems, Inc.
5.25%, 2/22/11	560	585,027
Computer Sciences Corp.
5.50%, 3/15/13	465	504,175
Dell, Inc.
5.625%, 4/15/14	370	409,756
Electronic Data Systems Corp.
Series B
6.00%, 8/01/13 (c)	820	919,432
Motorola, Inc.
6.50%, 9/01/25	535	523,319
7.50%, 5/15/25	90	96,084
Oracle Corp.
4.95%, 4/15/13	391	428,458
Xerox Corp.
8.25%, 5/15/14	630	742,036

		4,208,287

Transportation - Airlines - 0.1%
Southwest Airlines Co.
5.25%, 10/01/14	842	877,020

Transportation - Railroads - 0.0%
CSX Corp.
5.50%, 8/01/13	280	304,959

Transportation - Services - 0.0%
Con-way, Inc.
6.70%, 5/01/34	404	364,814

		48,269,892

Financial Institutions - 4.3%
Banking - 2.2%
American Express Co.
7.25%, 5/20/14	270	307,806
8.125%, 5/20/19	615	744,109

ANZ National International Ltd.
6.20%, 7/19/13 (b)	375	416,025
Bank of America Corp.
4.50%, 8/01/10	595	603,619
Barclays Bank PLC
8.55%, 6/15/11 (b)(d)	705	687,375
The Bear Stearns Co., Inc.
5.55%, 1/22/17	1,020	1,059,300
Citigroup, Inc.
5.50%, 4/11/13	575	601,879
8.50%, 5/22/19	675	778,921
Countrywide Financial Corp.
5.80%, 6/07/12	217	231,091
6.25%, 5/15/16	1,278	1,304,460
Credit Suisse USA, Inc.
5.50%, 8/15/13	248	272,836
The Goldman Sachs Group, Inc.
4.75%, 7/15/13	410	432,944
5.125%, 1/15/15	370	390,874
6.00%, 5/01/14	295	323,764
7.50%, 2/15/19	605	692,420
Lloyds Tsb Bank PLC
4.375%, 1/12/15 (b)	690	678,474
Morgan Stanley
5.05%, 1/21/11	840	869,709
6.625%, 4/01/18	715	760,748
National Australia Bank Ltd.
3.75%, 3/02/15 (b)(e)	555	559,712
Nationwide Building Society
6.25%, 2/25/20 (b)	605	614,270
PNC Funding Corp.
5.125%, 2/08/20	810	821,652
Regions Financial Corp.
6.375%, 5/15/12	780	773,472
Sovereign Bank
5.125%, 3/15/13	785	804,949
Union Bank of California
5.95%, 5/11/16	405	428,139
Wachovia Corp.
5.50%, 5/01/13	820	885,759
Wells Fargo & Co.
5.625%, 12/11/17	335	352,950

		16,397,257

Finance - 0.4%
General Electric Capital Corp.
4.80%, 5/01/13	840	888,188
5.625%, 5/01/18	710	730,100

HSBC Finance Corp.
7.00%, 5/15/12	365	399,797
SLM Corp.
Series A
5.375%, 1/15/13	815	781,609

		2,799,694

Insurance - 1.4%
Aetna, Inc.
6.00%, 6/15/16	190	209,552
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16	165	179,435
Assurant, Inc.
5.625%, 2/15/14	245	255,368
Berkshire Hathaway Finance Corp.
4.20%, 12/15/10	590	606,695
CNA Financial Corp.
5.85%, 12/15/14	340	347,953
Coventry Health Care, Inc.
5.95%, 3/15/17	130	123,170
6.125%, 1/15/15	55	54,847
6.30%, 8/15/14	415	423,182
Genworth Financial, Inc.
6.515%, 5/22/18	825	776,971
Guardian Life Insurance
7.375%, 9/30/39 (b)	315	328,450
Humana, Inc.
6.30%, 8/01/18	90	92,715
6.45%, 6/01/16	65	68,739
7.20%, 6/15/18	430	467,922
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (b)	795	821,205
Lincoln National Corp.
8.75%, 7/01/19	172	207,385
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (b)	345	426,004
MetLife, Inc.
7.717%, 2/15/19	158	183,714
10.75%, 8/01/39	205	252,617
Nationwide Mutual Insurance Co.
5.81%, 12/15/24 (b)(d)	743	611,411
Principal Financial Group, Inc.
7.875%, 5/15/14	490	556,972
Prudential Financial, Inc.
5.15%, 1/15/13	520	553,624
6.20%, 1/15/15	65	71,525
8.875%, 6/15/38	250	268,437
Series D
7.375%, 6/15/19	50	57,493

UnitedHealth Group, Inc.
5.25%, 3/15/11	635	659,009
WellPoint, Inc.
5.25%, 1/15/16	425	454,445
ZFS Finance USA Trust I
6.15%, 12/15/65 (b)(d)	1,000	955,000

		10,013,840

REITS - 0.3%
ERP Operating LP
5.25%, 9/15/14	935	986,951
HCP, Inc.
5.95%, 9/15/11	885	927,857

		1,914,808

		31,125,599

Utility - 1.2%
Electric - 0.8%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (b)	640	644,983
Ameren Corp.
8.875%, 5/15/14	335	389,885
FirstEnergy Corp.
Series B
6.45%, 11/15/11	46	49,150
Series C
7.375%, 11/15/31	395	427,116
FPL Group Capital, Inc.
6.65%, 6/15/67 (d)	1,290	1,199,700
MidAmerican Energy Holdings Co.
5.875%, 10/01/12	375	412,160
Nisource Finance Corp.
6.80%, 1/15/19	865	946,470
The Southern Co.
Series A
5.30%, 1/15/12	229	245,324
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (b)	1,200	1,289,070
Union Electric Co.
6.70%, 2/01/19	60	67,521

		5,671,379

Natural Gas - 0.3%
Enterprise Products Operating LLC
Series G
5.60%, 10/15/14	465	506,689
TransCanada Pipelines Ltd.
6.35%, 5/15/67 (d)	965	906,888
Williams Cos., Inc.
7.875%, 9/01/21	273	334,447

Williams Partners Lp
5.25%, 3/15/20 (b)	293	297,724

		2,045,748

Other Utility - 0.1%
Veolia Environnement
6.00%, 6/01/18	555	596,730

		8,313,857

Non Corporate Sectors - 0.4%
Agencies - Not Government Guaranteed - 0.4%
Gaz Capital SA
6.212%, 11/22/16 (b)	1,265	1,266,581
Petrobras International Finance
5.75%, 1/20/20	960	968,353
TransCapitalInvest Ltd. for OJSC AK Transneft
8.70%, 8/07/18 (b)	690	803,850

		3,038,784

Total Corporates - Investment Grades (cost $85,145,571)		90,748,132

MORTGAGE PASS-THRU’S - 6.2%
Agency Fixed Rate 30-Year - 5.5%
Federal Home Loan Mortgage Corp. Gold
Series 2005
4.50%, 10/01/35	3,110	3,168,584
5.50%, 1/01/35	4,316	4,577,981
Series 2008
6.50%, 5/01/35	860	943,039
Federal National Mortgage Association
Series 2004
6.00%, 11/01/34	2,400	2,575,650
Series 2006
5.00%, 2/01/36	5,678	5,905,758
Series 2007
4.50%, 1/01/36	5,182	5,292,798
Series 2008
5.50%, 8/01/37	10,823	11,427,172
6.00%, 3/01/37	4,582	4,893,707
6.50%, 1/01/39	741	791,459

		39,576,148

Agency ARMS - 0.7%
Federal Home Loan Mortgage Corp.
Series 2006
5.921%, 1/01/37 (f)	406	428,016
6.254%, 12/01/36 (f)	416	438,464
Series 2007
5.965%, 2/01/37 (f)	461	485,858
6.071%, 1/01/37 (f)	227	239,068
Series 2009
4.352%, 4/01/36 (d)	1,413	1,474,694

Federal National Mortgage Association
Series 2007
4.739%, 3/01/34 (d)	1,173	1,221,976
4.895%, 8/01/37 (d)	539	564,974
5.979%, 2/01/37 (f)	401	422,946

		5,275,996

Total Mortgage Pass-Thru’s (cost $43,143,306)		44,852,144

GOVERNMENTS - TREASURIES - 5.4%
United States - 5.4%
U.S. Treasury Bonds
3.75%, 11/15/18	9,869	10,099,900
4.50%, 2/15/36	4,855	4,881,552
U.S. Treasury Notes
2.25%, 1/31/15	2,570	2,570,802
2.375%, 8/31/14	14,890	15,099,383
2.625%, 7/31/14	4,910	5,035,436
3.375%, 11/15/19	1,465	1,439,477

Total Governments - Treasuries (cost $39,208,471)		39,126,550

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.3%
Non-Agency Fixed Rate CMBS - 3.3%
Banc of America Commercial Mortgage, Inc.
Series 2007-5, Class A4
5.492%, 2/10/51	1,510	1,398,501
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	1,230	1,125,895
Series 2007-C9, Class A4
5.816%, 12/10/49	1,710	1,660,201
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.826%, 6/15/38	1,325	1,238,143
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class AJ
5.301%, 4/10/37	360	269,849
Series 2007-GG11, Class A4
5.736%, 12/10/49	1,300	1,236,759
Series 2007-GG9, Class A4
5.444%, 3/10/39	1,070	1,016,508
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4
5.814%, 6/12/43	1,630	1,664,107
Series 2006-CB16, Class A4
5.552%, 5/12/45	1,220	1,238,937

Series 2007-C1, Class A4
5.716%, 2/15/51	1,720	1,507,898
Series 2007-CB18, Class A4
5.44%, 6/12/47	1,735	1,629,700
Series 2007-LD11, Class A4
5.818%, 6/15/49	1,735	1,589,424
LB-UBS Commercial Mortgage Trust
Series 2006-C7, Class A3
5.347%, 11/15/38	1,020	1,017,343
Series 2007-C1, Class A4
5.424%, 2/15/40	1,700	1,573,504
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46	1,805	1,791,252
Series 2006-4, Class AM
5.204%, 12/12/49	435	356,694
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45	1,705	1,675,083
Series 2007-C31, Class A4
5.509%, 4/15/47	1,730	1,473,728
Series 2007-C32, Class A3
5.74%, 6/15/49	693	617,215

Total Commercial Mortgage-Backed Securities (cost $24,477,725)		24,080,741

CORPORATES - NON-INVESTMENT GRADES - 1.8%
Industrial - 0.9%
Basic - 0.3%
Steel Capital SA for OAO Severstal
9.75%, 7/29/13 (b)	315	339,003
United States Steel Corp.
5.65%, 6/01/13	770	781,201
Weyerhaeuser Co.
7.375%, 3/15/32	905	860,195

		1,980,399

Capital Goods - 0.2%
Bombardier, Inc.
6.75%, 5/01/12 (b)	370	394,050
Case New Holland, Inc.
7.125%, 3/01/14	125	125,000
Hanson Australia Funding Ltd.
5.25%, 3/15/13	945	945,110
Textron Financial Corp.
4.60%, 5/03/10	51	50,995
5.40%, 4/28/13	103	104,682

		1,619,837

Communications - Media - 0.1%
Clear Channel Communications, Inc.
5.50%, 9/15/14	840	499,800
CSC Holdings, Inc.
8.50%, 4/15/14 (b)	245	257,556
Univision Communications, Inc.
12.00%, 7/01/14 (b)	63	68,198

		825,554

Communications - Telecommunications - 0.0%
Windstream Corp.
7.875%, 11/01/17	170	166,175

Consumer Cyclical - Automotive - 0.0%
Goodyear Tire & Rubber Co./The
9.00%, 7/01/15	250	257,812

Consumer Cyclical - Other - 0.2%
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/01/12	422	452,595
Wyndham Worldwide Corp.
6.00%, 12/01/16	666	646,649

		1,099,244

Consumer Non-Cyclical - 0.1%
Bausch & Lomb, Inc.
9.875%, 11/01/15	235	240,875
HCA, Inc.
7.875%, 2/15/20 (b)	185	193,325
8.50%, 4/15/19 (b)	65	69,713

		503,913

Energy - 0.0%
Tesoro Corp.
6.50%, 6/01/17	285	255,788

Technology - 0.0%
Flextronics International Ltd.
6.50%, 5/15/13	225	230,062

		6,938,784

Financial Institutions - 0.7%
Banking - 0.3%
BankAmerica Capital II
Series 2
8.00%, 12/15/26	559	536,640
NB Capital Trust IV
8.25%, 4/15/27	485	470,450
Northern Rock PLC
5.60%, 4/30/14 (b)(d)	2,975	357,000
RBS Capital Trust III
5.512%, 9/30/14 (d)	1,100	627,000

		1,991,090

Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
7.875%, 11/01/09 (g)	845	190,125

Finance - 0.2%
American General Finance Corp.
5.85%, 6/01/13	890	738,769
Series I
4.875%, 7/15/12	405	344,578

		1,083,347

Insurance - 0.2%
ING Capital Funding Trust III
8.439%, 12/31/10 (d)	1,000	905,000
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (b)	520	444,600
XL Capital Ltd.
Series E
6.50%, 4/15/17 (d)	355	278,249

		1,627,849

		4,892,411

Utility - 0.2%
Electric - 0.2%
The AES Corp.
7.75%, 3/01/14 - 10/15/15	250	249,481
Dynegy Holdings, Inc.
8.375%, 5/01/16	395	345,625
Edison Mission Energy
7.00%, 5/15/17	280	205,100
NRG Energy, Inc.
7.25%, 2/01/14	365	367,738
RRI Energy, Inc.
7.625%, 6/15/14	145	138,475

		1,306,419

Total Corporates - Non-Investment Grades (cost $17,703,333)		13,137,614

AGENCIES - 0.8%
Agency Debentures - 0.8%
Federal National Mortgage Association
6.25%, 5/15/29	4,745	5,571,427
6.625%, 11/15/30	375	459,801

Total Agencies (cost $5,936,067)		6,031,228

ASSET-BACKED SECURITIES - 0.8%
Home Equity Loans - Floating Rate - 0.4%
HFC Home Equity Loan Asset Backed Certificates
Series 2007-1, Class M1
0.609%, 3/20/36 (f)	2,680	1,211,045
Indymac Residential Asset Backed Trust
Series 2006-D, Class 2A2
0.339%, 11/25/36 (f)	1,182	841,017

Newcastle Mortgage Securities Trust
Series 2007-1, Class 2A1
0.359%, 4/25/37 (f)	1,423	1,007,287
Option One Mortgage Loan Trust
Series 2007-2, Class M1
0.589%, 3/25/37 (f)	930	9,181

		3,068,530

Credit Cards - Fixed Rate - 0.3%
Capital One Multi-Asset Execution Trust
Series 2008-A5, Class A5
4.85%, 2/18/14	925	965,900
Citibank Credit Card Issuance Trust
Series 2009-A5, Class A5
2.25%, 12/23/14	760	767,533

		1,733,433

Home Equity Loans - Fixed Rate - 0.1%
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36	2,098	826,741

Credit Cards - Floating Rate - 0.0%
Discover Card Master Trust
Series 2010-A1, Class A1
0.881%, 9/15/15 (f)	244	242,877

Other ABS - Floating Rate - 0.0%
Petra CRE CDO Ltd.
Series 2007-1A, Class C
1.329%, 2/25/47 (b)(f)	795	7,950

Total Asset-Backed Securities (cost $11,033,324)		5,879,531

GOVERNMENTS - SOVEREIGN BONDS - 0.6%
Brazil - 0.1%
Republic of Brazil
8.25%, 1/20/34	945	1,181,250

Croatia - 0.1%
Republic of Croatia
6.75%, 11/05/19 (b)	630	652,858

Lithuania - 0.1%
Republic of Lithuania
6.75%, 1/15/15 (b)	635	671,401

Peru - 0.2%
Republic of Peru
8.375%, 5/03/16	385	468,737
9.875%, 2/06/15	835	1,054,605

		1,523,342

Poland - 0.1%
Poland Government International Bond
6.375%, 7/15/19	530	573,063

Total Governments - Sovereign Bonds (cost $4,044,771)		4,601,914

	Shares
PREFERRED STOCKS - 0.4%
Industrial - 0.2%
Communications - Telecommunications - 0.2%
Centaur Funding Corp.
9.08% (b)	1,200	1,252,500

Utility - 0.1%
Other Utility - 0.1%
DTE Energy Trust I
7.80%	45,000	1,154,700

Financial Institutions - 0.1%
Banking - 0.1%
Royal Bank of Scotland Group PLC
5.75%	50,000	798,500

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375% (d)	18,050	20,577
Federal National Mortgage Association
8.25% (d)	26,650	28,782

		49,359

Total Preferred Stocks (cost $4,939,590)		3,255,059

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 0.4%
United States - 0.4%
U.S. Treasury Inflation Index 3.00%, 7/15/12 (TIPS) (cost $2,503,691)	$2,396	2,593,198

CMOS - 0.2%
Agency Floating Rate - 0.2%
Federal National Mortgage Association
Series 2006-42, Class JF
0.739%, 6/25/36 (f)	726	719,963
Series 2006-46, Class CF
0.649%, 6/25/36 (f)	731	723,798

		1,443,761

Non-Agency Floating Rate - 0.0%
Countrywide Alternative Loan Trust Series 2007-OA3, Class M1 0.539%, 4/25/47 (f)	780	5,420

Total CMOs (cost $2,228,924)		1,449,181

QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
Malaysia - 0.1%
Petronas Capital Ltd.
5.25%, 8/12/19 (b)	605	614,296

Russia - 0.1%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (b)	655	651,725

Total Quasi-Sovereigns (cost $1,246,921)		1,266,021

EMERGING MARKETS - CORPORATE BONDS - 0.0%
Industrial - 0.0%
Energy - 0.0%
Ecopetrol SA
7.625%, 7/23/19 (cost $217,252)	218	239,800

	Shares
SHORT-TERM INVESTMENTS - 2.5%
Investment Companies - 2.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.11% (h) (cost $18,461,689)	18,461,689	18,461,689

Total Investments - 100.3% (cost $682,685,954) (i)		730,853,566
Other assets less liabilities - (0.3)%		(2,059,115)

Net Assets - 100.0%		$728,794,451

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, the aggregate market value of these securities amounted to $20,302,361 or 2.8% of net assets.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at February 28, 2010.
(d)	Variable rate coupon, rate shown as of February 28, 2010.
(e)	When-Issued or delayed delivery security.
(f)	Floating Rate Security. Stated interest rate was in effect at February 28, 2010.
(g)	Security is in default and is non-income producing.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(i)	As of February 28, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $66,188,544 and gross unrealized depreciation of investments was $(18,020,932), resulting in net unrealized appreciation of $48,167,612.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of February 28, 2010, the fund’s total exposure to subprime investments was 0.54% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Glossary:

ABS	-	Asset-Backed Securities
ADR	-	American Depositary Receipt
ARMs	-	Adjustable Rate Mortgages
CDO	-	Collateralized Debt Obligation
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
LP	-	Limited Partnership
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Balanced Shares Fund

February 28, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$475,130,764	$—	$—	$475,130,764
Corporates - Investment Grades	—	90,332,107	416,025	90,748,132
Mortgage Pass-Thru’s	—	44,852,144	—	44,852,144
Governments - Treasuries	—	39,126,550	—	39,126,550
Commercial Mortgage-Backed Securities	—	19,871,977	4,208,764	24,080,741
Corporates - Non-Investment Grades	—	13,137,614	—	13,137,614
Agencies	—	6,031,228	—	6,031,228
Asset-Backed Securities	—	1,976,310	3,903,221	5,879,531
Governments - Sovereign Bonds	—	4,601,914	—	4,601,914
Preferred Stocks	—	3,255,059	—	3,255,059
Inflation-Linked Securities	—	2,593,198	—	2,593,198
CMOs	—	1,443,761	5,420	1,449,181
Quasi-Sovereigns	—	1,266,021	—	1,266,021
Emerging Markets - Corporate Bonds	—	239,800	—	239,800
Short-Term Investments	18,461,689	—	—	18,461,689

Total Investments in Securities	493,592,453	228,727,683	8,533,430	730,853,566
Other Financial Instruments*:	—	—	—	—

Total	$493,592,453	$228,727,683	$8,533,430	$730,853,566

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporates - Investment Grades	Commercial Mortgage-Backed Securities	Corporates - Non- Investment Grades
Balance as of 11/30/09	$2,690,163	$3,825,123	$317,772
Accrued discounts /premiums	16	19,958	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation/depreciation	1,699	363,683	—
Net purchases (sales)	—	—	—
Net transfers in and/or out of Level 3	(2,275,853)	—	(317,772)

Balance as of 2/28/10	$416,025	$4,208,764	$—

Net change in unrealized appreciation/depreciation from Investments held as of 2/28/10	$1,699	$363,683	$—

	Asset-Backed Securities	Governments - Sovereign Bonds	CMOs
Balance as of 11/30/09	$3,664,821	$2,427,500	$58,316
Accrued discounts /premiums	131	—	8
Realized gain (loss)	78	—	706
Change in unrealized appreciation/depreciation	554,773	—	2,366
Net purchases (sales)	(316,582)	—	(55,976)
Net transfers in and/or out of Level 3	—	(2,427,500)	—

Balance as of 2/28/10	$3,903,221	$—	$5,420

Net change in unrealized appreciation/depreciation from Investments held as of 2/28/10	$554,773	$—	$2,513

	Quasi-Sovereigns	Total
Balance as of 11/30/09	$2,486,000	$15,469,695
Accrued discounts /premiums	—	20,113
Realized gain (loss)	95,275	96,059
Change in unrealized appreciation/depreciation	(96,200)	826,321
Net purchases (sales)	(1,135,275)	(1,507,833)
Net transfers in and/or out of Level 3	(1,349,800)	(6,370,925)

Balance as of 2/28/10	$—	$8,533,430

Net change in unrealized appreciation/depreciation from Investments held as of 2/28/10	$—	$922,668

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Balanced Shares, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 22, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	April 22, 2010